(Loss)/profit before tax (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Detailed Information About Profit Before Tax [Abstract]
Summary of Profit before tax is stated after charging
(Loss)/Profit before tax is stated after charging:

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Fees payable to the Company’s Auditor for the audit of the consolidated accounts	371	358	449
Fees payable to the Company’s Auditor for other services:
Audit of subsidiary accounts	49	46	49
Audit related assurance services	59	57	318
Gain on modification of lease	–	–	(957)
Income from sub-lease	–	–	(646)
Depreciation of right-of-use assets	583	570	1,531
Depreciation (excluding right-of-use assets)	144	72	68